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                                        Paula Minella
                                        Counsel
                                        Metropolitan Life Insurance Company
                                        Telephone: (617) 578-4796

                                        May 5, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Fund UL III for Variable Life Insurance
     File Nos. 333-71349; 811-09215 (Corporate Owned Universal Life Series #1) Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information for Corporate Owned Universal Life Series 1, dated May 1, 2011, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information contained in the Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 6, 2011.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/Paula Minella
-------------------------------------
Paula Minella
Counsel
Metropolitan Life Insurance Company